BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash	$ 0	$ 0	$ 0
Total assets	0	0	0
LIABILITIES AND EQUITY
Total liabilities	0	0	0
Stockholder equity:
Common stock	10,000	10,000	10
Stock subscription receivable	(10,000)	(10,000)	(10)
Total stockholder equity	0	0	0
Total liabilities and stockholder equity	$ 0	$ 0	$ 0